Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 6 - Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Accrued payroll and payroll taxes	$2,333	$1,749
Accrued interest	-	4,744
Accrued dividend	88,508	-
Total	$90,841	$6,493

Note 6 - Accrued expenses and other current liabilities

Accrued expenses and other current liabilities as of December 31, 2025 and December 31, 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Accrued payroll and payroll taxes	$1,749	$16,673
Accrued interest	4,744	-
Total	$6,493	$16,673